Finacial Liabilities at Fair Market Value (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Dec. 31, 2023	Dec. 26, 2023	Jun. 30, 2024
Finacial Liabilities at Fair Value [Line Items]
Percentage of pay fees			7.00%
Financial liability fair value	$ 11		$ 11
Private Warrants [Member]
Finacial Liabilities at Fair Value [Line Items]
Warrants fair value	$ 1,459	$ 1,750	$ 1,998
December Purchase Agreement [Member]
Finacial Liabilities at Fair Value [Line Items]
Number of warrants (in Shares)		3,031,250
Exercise of per share (in Dollars per share)		$ 1.28